Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 09, 2018
Registrant Name	dei_EntityRegistrantName	Hartford Funds Exchange-Traded Trust
Central Index Key	dei_EntityCentralIndexKey	0001501825
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 09, 2018
Document Effective Date	dei_DocumentEffectiveDate	Aug. 09, 2018
Prospectus Date	rr_ProspectusDate	Nov. 28, 2017
Hartford Corporate Bond ETF | Hartford Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HCOR
Hartford Quality Bond ETF | Hartford Quality Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HQBD